Convertible Notes Payable (Details) - USD ($)						1 Months Ended									3 Months Ended		12 Months Ended
	Jan. 14, 2021	Jan. 14, 2021	Jan. 06, 2021	Feb. 06, 2020	Jan. 08, 2020	May 31, 2021	Jan. 31, 2021	Aug. 25, 2020	Jun. 30, 2020	May 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Apr. 15, 2019	May 22, 2017	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Sep. 18, 2020	Sep. 04, 2020	Jul. 20, 2020	Jul. 13, 2020	Jun. 03, 2020	May 04, 2020	Apr. 30, 2020	Apr. 06, 2020	Apr. 03, 2020	Apr. 02, 2020	Mar. 10, 2020	Jan. 23, 2020	Jan. 16, 2020	Jan. 14, 2020	Jan. 13, 2020	Dec. 02, 2019	Nov. 04, 2019	Oct. 30, 2019	Oct. 01, 2019	Aug. 26, 2019	Jul. 18, 2019	Jul. 16, 2019	Jul. 11, 2019	Jun. 03, 2019	Jul. 07, 2016
Convertible Notes Payable (Details) [Line Items]
Recognized a loss on debt																$ 5,463,492	$ 5,463,492
Convertible note																		$ 1,336,350
Accrued interest						$ 6,503	$ 317,096
Warrant to purchase of common stock exercise price (in Dollars per share)																			$ 0.65
Loss on extinguishment of debt																(5,589,994)	(4,957,168)	(1,347,371)
Changes in fair value															0	19,246	$ 165,000
Interest expenses on convertible notes outstanding															$ 0	$ 4,372
Extension and Conversion – January 2021 [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument description	the Company and the holder of the Remaining Notes entered into a series of agreements pursuant to which (i) the holder agreed to convert the full face value of $1,038,500 and $317,096 of accrued interest on the Remaining Notes into 13,538,494 shares of common stock pursuant to the original conversion terms of the underlying notes, (ii) the holder agreed to a 180-day leak out provision, whereby, from and after January 14, 2021, it may not sell in shares of the Company’s common stock in excess of 5% of the Company’s daily trading volume for the first 90 days and 10% of the Company’s daily volume for the next 90 days, subject to certain exceptions, (iii) the holder agreed to release all security interests and share reserves related to the Remaining Notes, and (iv) the Company issued to the holder a new five-year warrant to purchase 13,538,494 shares of common stock at an exercise price of $0.30 per share.		the holder of the Company’s four remaining fixed rate convertible promissory notes with a face value of $1,038,500 – comprised of a $550,000 6% fixed convertible secured promissory note dated July 7, 2016 (the “$550k Note”), a $50,000 10% fixed convertible commitment fee promissory note dated July 7, 2016 (the “$50k Note”), $81,000 of principal remaining on a $111,000 10% fixed convertible secured promissory note dated May 22, 2017 (the “$111k Note”), and a $357,500 10% fixed convertible note dated April 15, 2019 (the “$357.5k Note” and together with the $550k Note, the $50k Note and the $111k Note, the “Remaining Notes”) – agreed to extend the maturity date on the Remaining Notes to January 14, 2021. In exchange for the extension, the Company agreed to extend the expiration date of 3,508,333 existing warrants held by the holder (the “Extended Warrants”) from dates between July 2021 and March 2022 until March 2023. Because the fair value of consideration issued was greater than 10% of the present value of the remaining cash flows under the modified Remaining Notes, the transaction was treated as a debt extinguishment and reissuance of new debt instruments pursuant to the guidance of ASC 470-50. A loss on debt extinguishment was recorded in the amount of $126,502 in the year ended December 31, 2021, equal to the incremental fair value of the Extended Warrants before and after the modification.
Convertible Note Payable ($550,000) - July 2016 [Member]
Convertible Notes Payable (Details) [Line Items]
Percentage of covertible note																																												6.00%
Convertible note																																												$ 550,000
Common stock fixed price per share (in Dollars per share)																																												$ 0.08
Principal amount	$ 550,000	$ 550,000
Accrued interest		$ 180,129
Shares issued for accrued interest (in Shares)		9,126,610
Convertible Note Payable ($50,000) – July 2016 [Member]
Convertible Notes Payable (Details) [Line Items]
Percentage of covertible note																																												10.00%
Convertible note																																												$ 50,000
Common stock fixed price per share (in Dollars per share)																																												$ 0.1
Principal amount	50,000	$ 50,000
Accrued interest	$ 22,630
Shares issued for accrued interest (in Shares)	726,302
Convertible Note Payable ($111,000) – May 2017 [Member]
Convertible Notes Payable (Details) [Line Items]
Percentage of covertible note														10.00%
Convertible note														$ 111,000
Common stock fixed price per share (in Dollars per share)														$ 0.15
Principal amount	$ 81,000	81,000
Accrued interest	$ 180,129
Net proceeds														$ 100,000
Original issue convertible debt discount														$ 11,000
Warrant to purchase of common stock, shares (in Shares)														133,333
Warrant to purchase of common stock exercise price (in Dollars per share)														$ 0.75
Note convertible into common shares (in Shares)				448,029
Loss on extinguishment of debt																		25,394
Convertible Note Payable ($111,000) – May 2017 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible secured promissory note face value				$ 30,000
Note convertible into common shares (in Shares)	815,787
Convertible Note Payable ($357,500) – April 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note													$ 357,500
Common stock fixed price per share (in Dollars per share)													$ 0.15
Principal amount	$ 357,500	$ 357,500
Accrued interest	$ 72,969
Shares issued for accrued interest (in Shares)	2,869,795
Note convertible into common shares (in Shares)													2,383,333
Interest rate													10.00%
Beneficial ownership limitation, percentage													9.99%
Convertible Note Payable ($135,000) – April 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																											$ 154,000
Accrued interest					$ 8,572
Loss on extinguishment of debt																		125,865
Common stock shares (in Shares)					968,390
Convertible Note Payable ($154,000) - June 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount					$ 50,000
Convertible Note Payable ($131,250) – January 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																										$ 67,925
Principal amount											$ 67,925	$ 67,925
Accrued interest											$ 3,926	$ 3,926
Shares issued for accrued interest (in Shares)											885,847	885,847
Loss on extinguishment of debt																		55,117
One-time cash payment																																	$ 89,152
Convertible Note Payable ($78,000) – July 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																									$ 78,000
Loss on extinguishment of debt																		$ 31,432
One-time cash payment																															$ 102,388
Convertible Note Payable ($230,000) – July 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Debt instrument description																		the holder converted $80,000 of principal and $4,373 of accrued interest on the note into 1,236,668 shares of Company common stock and the Company repaid principal of $150,000 and accrued interest of $9,128 for cash payments totaling $181,554. The note was retired upon these conversions and repayments. In connection with the conversions and repayments, the Company recognized a loss on debt extinguishment of $112,498 in the year ended December 31, 2020, equal to the excess of the cash payment amount and the fair value of the shares issued at conversion over the carrying value of the note, derivative embedded conversion feature and accrued interest.
Convertible note																																								$ 230,000
Convertible Note Payable ($111,000) – May 2017 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																							$ 108,947
Principal amount																		$ 108,947
Accrued interest																		$ 6,354
Shares issued for accrued interest (in Shares)																		2,650,251
Loss on extinguishment of debt																		$ 161,617
Convertible Note Payable ($103,000) – October 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																						$ 103,000
Loss on extinguishment of debt																		43,777
One-time cash payment																												$ 135,205
Convertible Note Payable ($142,500) – October 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																						$ 142,500
Principal amount								$ 142,500
Accrued interest								$ 14,250
Shares issued for accrued interest (in Shares)								2,855,191
Loss on extinguishment of debt																		305,100
Convertible Note Payable ($108,947) – October 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																					$ 108,947
Principal amount									$ 108,947	$ 108,947
Accrued interest									$ 5,821	$ 5,821
Shares issued for accrued interest (in Shares)									1,954,870	1,954,870
Loss on extinguishment of debt																		76,895
Convertible Note Payable ($128,500) – October 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																					$ 128,500
Principal amount										$ 128,500
Accrued interest										$ 8,832
Shares issued for accrued interest (in Shares)										3,197,877
Loss on extinguishment of debt																		154,248
Convertible Note Payable ($103,000) – November 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																				$ 103,000
Loss on extinguishment of debt																		45,077
One-time cash payment																									$ 135,099
Convertible Note Payable ($78,750) – December 2019 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																			$ 78,750
Loss on extinguishment of debt																		37,554
One-time cash payment																								$ 103,359
Convertible Note Payable ($131,250) – January 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Loss on extinguishment of debt																		24,663
One-time cash payment																							$ 172,108
Convertible Note Payable ($78,000) – January 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																$ 78,000
Loss on extinguishment of debt																		9,104
One-time cash payment																						$ 102,308
Convertible Note Payable ($157,500) – March 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																														$ 157,500
Loss on extinguishment of debt																		28,150
One-time cash payment																					$ 206,314
Convertible Note Payable ($157,500) – April 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																													$ 157,500
Loss on extinguishment of debt																		31,490
One-time cash payment																					205,235
Convertible Note Payable ($135,000) – April 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																											$ 135,000
Loss on extinguishment of debt																		18,479
One-time cash payment																					$ 175,592
Convertible Note Payable ($83,000) – April 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																											$ 83,000
Loss on extinguishment of debt																		13,012
One-time cash payment																				$ 108,127
Convertible Note Payable ($128,000) – April 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																										$ 128,000
Loss on extinguishment of debt																		21,000
One-time cash payment																				$ 165,962
$67.9k Note I [Member] | Convertible Note Payable ($131,250) – January 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																										$ 67,925
$67.9k Note I [Member] | Convertible Note Payable ($131,250) – January 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Loss on extinguishment of debt																		$ 26,890
Convertible Note Payable ($131,250) – January 2020 [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note																																		$ 131,250